Cover	Dec. 16, 2019
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 16, 2019
Entity File Number	1-12672
Entity Registrant Name	AVALONBAY COMMUNITIES, INC.
Entity Central Index Key	0000915912
Entity Tax Identification Number	77-0404318
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	Ballston Tower
Entity Address, Address Line Two	671 N. Glebe Rd
Entity Address, Address Line Three	Suite 800
Entity Address, City or Town	Arlington
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	22203
City Area Code	703
Local Phone Number	329-6300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	AVB
Security Exchange Name	NYSE
Entity Emerging Growth Company	false